T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  78.0%
Banking  10.2%
American Express, VR, 4.918%,
7/20/33 (1) 175 177
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (2) 200 220
Bank of America, VR, 2.676%,
6/19/41 (1) 200 144
Bank of America, VR, 4.078%,
4/23/40 (1) 300 263
Bank of America, VR, 4.33%,
3/15/50 (1) 1,205 993
Bank of America, VR, 5.468%,
1/23/35 (1) 210 217
Barclays, 5.25%, 8/17/45 (3) 250 234
Barclays, VR, 5.86%, 8/11/46 (1) 200 199
Barclays, VR, 6.036%, 3/12/55 (1) 200 204
Barclays, VR, 7.437%, 11/2/33 (1) 200 228
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 255
Citigroup, 4.65%, 7/30/45  530 463
Citigroup, 5.875%, 1/30/42  300 310
Citigroup, VR, 4.281%, 4/24/48 (1) 600 491
Fifth Third Bancorp, 8.25%, 3/1/38  300 367
Goldman Sachs Group, 4.75%,
10/21/45  515 458
Goldman Sachs Group, 5.15%,
5/22/45  950 866
Goldman Sachs Group, 6.25%,
2/1/41  700 750
Goldman Sachs Group, VR, 5.016%,
10/23/35 (1) 900 892
HSBC Holdings, 7.625%, 5/17/32  155 176
HSBC Holdings, VR, 5.874%,
11/18/35 (1) 1,000 1,025
HSBC Holdings, VR, 6.332%,
3/9/44 (1) 400 427
ING Groep, VR, 5.55%, 3/19/35 (1) 500 515
ING Groep, VR, 6.114%, 9/11/34 (1) 200 214
Intesa Sanpaolo, 6.625%, 6/20/33 (2) 330 362
JPMorgan Chase, 4.95%, 6/1/45  400 365
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,022
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 730 647
JPMorgan Chase, VR, 4.26%,
2/22/48 (1) 750 623
JPMorgan Chase, VR, 5.336%,
1/23/35 (1) 185 191
Lloyds Banking Group, 4.344%,
1/9/48  200 161
Morgan Stanley, 4.30%, 1/27/45  950 811
Morgan Stanley, VR, 3.217%,
4/22/42 (1) 750 571
PNC Financial Services Group, VR,
4.626%, 6/6/33 (1) 250 246
PNC Financial Services Group, VR,
5.373%, 7/21/36 (1) 110 111
Par/Shares $ Value
(Amounts in 000s)
‡
Santander Holdings USA, VR,
6.342%, 5/31/35 (1) 560 597
Societe Generale, VR, 6.066%,
1/19/35 (1)(2)(3) 365 376
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
U.S. Bancorp, VR, 5.678%,
1/23/35 (1) 325 339
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 149
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 227
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 208
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 217
Wells Fargo, 3.90%, 5/1/45  350 278
Wells Fargo, VR, 2.393%, 6/2/28 (1) 150 145
Wells Fargo, VR, 3.068%, 4/30/41 (1) 2,000 1,523
Wells Fargo, VR, 5.499%, 1/23/35 (1) 250 257
Wells Fargo, VR, 5.557%, 7/25/34 (1) 200 207
Wells Fargo Bank, 6.60%, 1/15/38  250 279
20,208
Basic Industry  1.6%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 34
Ecolab, 3.70%, 11/1/46  30 23
FMC, 6.375%, 5/18/53 (3) 600 575
Freeport-McMoRan, 5.45%, 3/15/43  395 373
International Paper, 4.35%, 8/15/48  139 111
Newmont, 5.45%, 6/9/44  195 190
Nucor, 4.40%, 5/1/48  75 62
Southern Copper, 5.25%, 11/8/42  200 188
Southern Copper, 5.875%, 4/23/45  500 502
Southern Copper, 7.50%, 7/27/35  200 232
Vale Overseas, 6.40%, 6/28/54  550 551
Westlake, 3.125%, 8/15/51  500 303
3,144
Brokerage Asset Managers
Exchanges  0.5%
Intercontinental Exchange, 4.95%,
6/15/52  300 270
LPL Holdings, 5.75%, 6/15/35  350 354
Nasdaq, 3.95%, 3/7/52  113 84
Nasdaq, 5.95%, 8/15/53  340 345
1,053
Capital Goods  4.3%
Amphenol, 5.375%, 11/15/54  1,200 1,175
Boeing, 5.705%, 5/1/40  300 299
Boeing, 5.805%, 5/1/50  500 483
Boeing, 5.93%, 5/1/60  350 338
Boeing, 7.008%, 5/1/64  600 668
Carrier Global, 6.20%, 3/15/54  198 210
Ingersoll Rand, 5.70%, 6/15/54  170 167
Johnson Controls International,
4.50%, 2/15/47  250 211

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Martin Marietta Materials, 4.25%,
12/15/47  305 248
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,153
Masco, 4.50%, 5/15/47  360 291
Owens Corning, 5.95%, 6/15/54 (3) 550 551
Republic Services, 5.00%, 4/1/34  25 25
RTX, 4.50%, 6/1/42  1,100 970
RTX, 6.40%, 3/15/54  400 433
Vulcan Materials, 5.70%, 12/1/54  1,250 1,231
Waste Connections, 2.95%, 1/15/52  175 110
8,563
Communications  9.5%
AT&T, 3.50%, 6/1/41  1,250 974
AT&T, 3.55%, 9/15/55  1,000 666
AT&T, 3.80%, 12/1/57  2,228 1,534
AT&T, 4.65%, 6/1/44  750 645
AT&T, 4.75%, 5/15/46  800 696
Charter Communications Operating,
3.50%, 3/1/42  600 424
Charter Communications Operating,
3.70%, 4/1/51  600 386
Charter Communications Operating,
5.75%, 4/1/48  425 378
Charter Communications Operating,
6.484%, 10/23/45  1,050 1,019
Comcast, 2.45%, 8/15/52  350 187
Comcast, 2.887%, 11/1/51  1,250 751
Comcast, 3.90%, 3/1/38  150 130
Comcast, 4.00%, 3/1/48  500 382
Comcast, 4.049%, 11/1/52  755 562
Cox Communications, 5.45%,
9/1/34 (2) 270 266
Crown Castle, 2.90%, 4/1/41  250 179
Crown Castle, 4.75%, 5/15/47  185 160
Grupo Televisa, 5.00%, 5/13/45  1,000 695
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,451
Rogers Communications, 4.50%,
3/15/42  160 137
Rogers Communications, 4.55%,
3/15/52  250 200
Rogers Communications, 5.30%,
2/15/34  225 227
T-Mobile USA, 3.40%, 10/15/52  1,100 728
T-Mobile USA, 5.25%, 6/15/55  925 834
T-Mobile USA, 5.75%, 1/15/54  680 660
Telefonica Emisiones, 5.213%,
3/8/47  1,150 1,012
Telefonica Emisiones, 5.52%, 3/1/49  500 450
Time Warner Cable, 6.75%, 6/15/39  470 486
Verizon Communications, 2.987%,
10/30/56  786 470
Verizon Communications, 3.55%,
3/22/51  1,250 891
Verizon Communications, 4.862%,
8/21/46  650 579
Par/Shares $ Value
(Amounts in 000s)
‡
Vodafone Group, 5.75%, 6/28/54  800 765
18,924
Consumer Cyclical  3.6%
Aptiv Swiss Holdings, 5.75%, 9/13/54  350 320
AutoZone, 5.20%, 8/1/33  200 204
Cummins, 5.45%, 2/20/54  1,000 963
eBay, 4.00%, 7/15/42  500 408
Ford Motor, 4.75%, 1/15/43  200 154
Ford Motor, 5.291%, 12/8/46  500 404
Ford Motor Credit, 7.122%, 11/7/33  215 224
General Motors, 6.60%, 4/1/36  600 634
General Motors, 6.75%, 4/1/46  375 388
Home Depot, 4.40%, 3/15/45  200 172
Home Depot, 5.40%, 6/25/64  850 805
Lowe's, 4.65%, 4/15/42  250 221
Lowe's, 5.625%, 4/15/53  400 382
Lowe's, 5.85%, 4/1/63  300 290
Magna International, 5.50%, 3/21/33  270 279
McDonald's, 4.20%, 4/1/50  90 72
McDonald's, 5.45%, 8/14/53  250 238
O'Reilly Automotive, 5.00%, 8/19/34  500 500
Uber Technologies, 5.35%, 9/15/54  290 272
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (2) 250 259
7,189
Consumer Non-Cyclical  12.0%
AbbVie, 4.05%, 11/21/39  500 439
AbbVie, 4.25%, 11/21/49  735 596
AbbVie, 4.50%, 5/14/35  400 387
AbbVie, 5.50%, 3/15/64  335 322
Altria Group, 5.80%, 2/14/39  140 143
Amgen, 3.375%, 2/21/50  1,000 690
Amgen, 4.95%, 10/1/41  600 553
Amgen, 5.65%, 3/2/53  1,125 1,084
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,669
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,372
BAT Capital, 4.39%, 8/15/37  610 550
BAT Capital, 6.00%, 2/20/34  110 117
BAT Capital, 7.079%, 8/2/43  180 200
BAT Capital, 7.081%, 8/2/53  350 387
Bayer U.S. Finance, 6.875%,
11/21/53 (2) 200 213
Becton Dickinson & Company,
4.669%, 6/6/47  200 172
Biogen, 3.15%, 5/1/50  270 167
Bristol-Myers Squibb, 4.125%,
6/15/39  800 711
Bristol-Myers Squibb, 5.65%, 2/22/64  225 214
Centra Health, 4.70%, 1/1/48  190 151
Cigna Group, 4.90%, 12/15/48  2,115 1,838
CommonSpirit Health, 3.91%,
10/1/50  170 124
CommonSpirit Health, 4.187%,
10/1/49  135 103
CVS Health, 4.125%, 4/1/40  141 118

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, 5.05%, 3/25/48  1,765 1,512
CVS Health, 5.25%, 2/21/33  170 172
CVS Health, 6.00%, 6/1/44  750 738
CVS Health, 6.00%, 6/1/63  250 238
Hackensack Meridian Health,
4.211%, 7/1/48  170 137
HCA, 4.375%, 3/15/42  580 485
HCA, 4.625%, 3/15/52  400 316
HCA, 5.90%, 6/1/53  250 238
Kroger, 5.50%, 9/15/54  525 492
Mars, 4.75%, 4/20/33 (2) 225 223
Mead Johnson Nutrition, 4.60%,
6/1/44  550 478
Merck, 4.15%, 5/18/43  700 592
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,235
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 176
Reynolds American, 5.70%, 8/15/35  150 154
Reynolds American, 5.85%, 8/15/45  600 578
Solventum, 5.90%, 4/30/54  750 748
Sutter Health, 5.547%, 8/15/53  95 93
Takeda Pharmaceutical, 5.65%,
7/5/44 (3) 1,000 1,001
Tyson Foods, 5.10%, 9/28/48  195 174
Tyson Foods, 5.15%, 8/15/44  550 499
Utah Acquisition Sub, 5.25%, 6/15/46  250 203
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 81
Zoetis, 4.70%, 2/1/43  300 270
Zoetis, 5.00%, 8/17/35  700 697
23,850
Electric  10.1%
Ameren Illinois, 4.50%, 3/15/49  500 423
Appalachian Power, 6.375%, 4/1/36  145 155
Appalachian Power, 7.00%, 4/1/38  200 224
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 970
Baltimore Gas & Electric, 5.40%,
6/1/53  95 90
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 748
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 323
Chile Electricity Mpc II, 5.58%,
10/20/35 (2) 420 425
Commonwealth Edison, 5.30%,
2/1/53  40 37
Commonwealth Edison, 5.65%,
6/1/54  500 494
Consolidated Edison of New York,
6.15%, 11/15/52  400 418
Constellation Energy Generation,
5.75%, 3/15/54  500 491
Constellation Energy Generation,
6.25%, 10/1/39  300 322
Par/Shares $ Value
(Amounts in 000s)
‡
Duke Energy, 3.75%, 9/1/46  130 99
Duke Energy, 6.10%, 9/15/53  250 255
Duke Energy Indiana, 5.40%, 4/1/53  70 66
Duke Energy Ohio, 5.55%, 3/15/54  750 722
Duke Energy Progress, 5.35%,
3/15/53  200 189
El Paso Electric, 5.00%, 12/1/44  110 95
Exelon, 4.10%, 3/15/52  170 129
Exelon, 5.60%, 3/15/53  285 270
FirstEnergy, Series C, 4.85%,
7/15/47  550 472
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 178
Florida Power & Light, 5.60%,
6/15/54  500 499
Indianapolis Power & Light, 5.70%,
4/1/54 (2) 740 724
IPALCO Enterprises, 5.75%, 4/1/34  825 830
ITC Holdings, 5.65%, 5/9/34 (2) 1,000 1,038
Kentucky Utilities, 4.375%, 10/1/45  200 168
Kentucky Utilities, 5.85%, 8/15/55  40 40
Louisville Gas & Electric, 4.375%,
10/1/45  100 84
Louisville Gas & Electric, 5.85%,
8/15/55  40 39
Nevada Power, 6.00%, 3/15/54  300 301
Nevada Power, Series GG, 5.90%,
5/1/53  750 741
New York State Electric & Gas,
5.85%, 8/15/33 (2) 90 95
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 28
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 532
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 474
Niagara Mohawk Power, 5.29%,
1/17/34 (2) 500 505
Niagara Mohawk Power, 5.996%,
7/3/55 (2) 390 389
Pacific Gas & Electric, 4.95%, 7/1/50  250 207
PECO Energy, 5.25%, 9/15/54  1,000 937
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,015
Public Service Company of Colorado,
5.25%, 4/1/53  100 91
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 43
Southern, 4.25%, 7/1/36  430 396
Southern, 4.40%, 7/1/46  600 497
Southern California Edison, 5.75%,
4/15/54  500 467
Southern California Edison, 5.875%,
12/1/53  250 238
Southern California Edison, 5.90%,
3/1/55  700 668
Southern California Edison, Series C,
4.125%, 3/1/48  150 114

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwestern Public Service, 6.00%,
6/1/54  160 161
Vistra Operations, 5.70%,
12/30/34 (2) 1,025 1,049
Vistra Operations, 6.95%,
10/15/33 (2) 90 99
20,064
Energy  10.0%
Canadian Natural Resources, 6.25%,
3/15/38  300 314
Cheniere Energy, 5.65%, 4/15/34  250 254
Cheniere Energy Partners, 5.75%,
8/15/34  820 842
ConocoPhillips, 5.55%, 3/15/54  350 330
Continental Resources, 4.90%,
6/1/44  600 471
Devon Energy, 5.20%, 9/15/34 (3) 700 687
Diamondback Energy, 4.25%,
3/15/52  170 128
Enbridge, 5.95%, 4/5/54  500 492
Enbridge, 6.70%, 11/15/53  120 129
Enbridge Energy Partners, 7.375%,
10/15/45  120 138
Energy Transfer, 5.15%, 2/1/43  850 752
Energy Transfer, 6.50%, 2/1/42  595 618
Eni, 5.95%, 5/15/54 (2) 295 286
Enterprise Products Operating,
3.30%, 2/15/53  1,400 917
Enterprise Products Operating,
3.95%, 1/31/60  500 360
EOG Resources, 5.65%, 12/1/54  1,250 1,211
HF Sinclair, 6.25%, 1/15/35  805 827
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 218
Marathon Petroleum, 6.50%, 3/1/41  300 315
MPLX, 5.65%, 3/1/53  300 271
MPLX, 6.20%, 9/15/55  335 324
Occidental Petroleum, 4.40%,
4/15/46  350 265
Occidental Petroleum, 6.05%,
10/1/54  390 363
Occidental Petroleum, 6.60%,
3/15/46  375 376
ONEOK, 5.70%, 11/1/54  1,000 908
ONEOK, 6.625%, 9/1/53  295 305
ONEOK, 7.15%, 1/15/51  500 535
ONEOK Partners, 6.85%, 10/15/37  250 272
Patterson-UTI Energy, 7.15%,
10/1/33 (3) 85 89
Raizen Fuels Finance, 5.70%,
1/17/35 (2) 540 496
Raizen Fuels Finance, 6.45%,
3/5/34 (2) 200 195
Shell Finance U.S., 4.375%, 5/11/45  1,000 853
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54  1,000 951
Southern Natural Gas, 4.80%,
3/15/47 (2) 205 176
Par/Shares $ Value
(Amounts in 000s)
‡
Spectra Energy Partners, 5.95%,
9/25/43  115 114
Targa Resources, 4.95%, 4/15/52  80 66
Targa Resources, 6.50%, 2/15/53  100 102
TotalEnergies Capital, 5.275%,
9/10/54  500 466
TotalEnergies Capital, 5.488%,
4/5/54  800 760
TransCanada PipeLines, 6.10%,
6/1/40  450 464
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 119
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 485
Valero Energy, 6.625%, 6/15/37  300 325
Western Midstream Operating,
5.50%, 8/15/48  650 560
Williams, 4.85%, 3/1/48  100 86
Williams, 5.80%, 11/15/54  750 727
19,942
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 266
GATX, 6.05%, 6/5/54  700 702
968
Insurance  6.1%
Aetna, 4.75%, 3/15/44  450 380
Aflac, 4.75%, 1/15/49  550 475
Arch Capital Group, 7.35%, 5/1/34  200 231
Arthur J Gallagher, 5.75%, 7/15/54  750 721
Chubb, Series 1, 6.50%, 5/15/38  200 225
Corebridge Financial, 4.40%, 4/5/52  800 640
Elevance Health, 4.375%, 12/1/47  355 286
Elevance Health, 5.125%, 2/15/53  100 88
Elevance Health, 5.70%, 2/15/55  1,500 1,425
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (2) 845 802
Jackson Financial, 4.00%, 11/23/51  300 207
Liberty Mutual Group, 4.85%,
8/1/44 (2)(3) 180 155
Marsh & McLennan, 5.45%, 3/15/53  200 191
Marsh & McLennan, 5.70%, 9/15/53  155 154
Principal Financial Group, 6.05%,
10/15/36  235 252
Reinsurance Group of America,
6.00%, 9/15/33  250 264
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (2) 200 181
UnitedHealth Group, 3.25%, 5/15/51  500 325
UnitedHealth Group, 3.50%, 8/15/39  300 243
UnitedHealth Group, 4.20%, 1/15/47  1,000 799
UnitedHealth Group, 4.25%, 6/15/48  750 597
UnitedHealth Group, 4.75%, 7/15/45  600 527
UnitedHealth Group, 5.375%, 4/15/54  315 289
UnitedHealth Group, 5.50%, 7/15/44  750 729
UnitedHealth Group, 5.875%, 2/15/53  900 885
Voya Financial, 5.70%, 7/15/43  500 494

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Willis North America, 5.90%, 3/5/54  600 591
12,156
Natural Gas  1.4%
APA Infrastructure, 5.75%,
9/16/44 (2) 495 482
Boston Gas, 5.843%, 1/10/35 (2) 90 94
Boston Gas, 6.119%, 7/20/53 (2) 215 213
Engie, 5.875%, 4/10/54 (2)(3) 750 750
NiSource, 3.95%, 3/30/48  260 201
Piedmont Natural Gas, 5.40%,
6/15/33  250 258
Southern Company Gas Capital,
3.95%, 10/1/46  500 385
Southern Gas Capital, 4.95%,
9/15/34  500 497
2,880
Real Estate Investment
Trusts  1.5%
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 109
Alexandria Real Estate Equities,
5.625%, 5/15/54  250 236
Essex Portfolio, 4.50%, 3/15/48  130 109
Goodman U.S. Finance Six, 5.125%,
10/7/34 (2) 215 214
Invitation Homes Operating
Partnership, 4.95%, 1/15/33  255 254
Kilroy Realty, 2.65%, 11/15/33  350 283
NNN REIT, 4.80%, 10/15/48  235 203
Public Storage Operating, 5.35%,
8/1/53  55 52
Regency Centers, 4.40%, 2/1/47  500 418
Simon Property Group, 5.85%, 3/8/53  200 199
Simon Property Group, 6.65%,
1/15/54  250 275
Welltower OP, 5.125%, 7/1/35  555 556
2,908
Technology  4.9%
Broadcom, 4.926%, 5/15/37 (2) 400 387
Cadence Design Systems, 4.70%,
9/10/34  135 134
Corning, 5.85%, 11/15/68  750 716
Dell International, 8.35%, 7/15/46  345 442
Fiserv, 4.40%, 7/1/49  185 148
Fiserv, 5.25%, 8/11/35  500 499
Intel, 4.60%, 3/25/40  500 441
Intuit, 5.50%, 9/15/53  115 113
Keysight Technologies, 4.95%,
10/15/34  1,500 1,487
Micron Technology, 3.366%, 11/1/41  400 299
Motorola Solutions, 5.40%, 4/15/34  140 144
Motorola Solutions, 5.50%, 9/1/44  400 390
NXP, 3.25%, 5/11/41  400 296
Oracle, 3.60%, 4/1/40  1,000 790
Oracle, 3.95%, 3/25/51  350 252
Oracle, 5.55%, 2/6/53  630 577
Oracle, 6.90%, 11/9/52  1,250 1,345
Par/Shares $ Value
(Amounts in 000s)
‡
Texas Instruments, 5.00%, 3/14/53  250 228
Texas Instruments, 5.05%, 5/18/63  675 604
TR Finance, 5.85%, 4/15/40  500 514
9,806
Transportation  1.8%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 72
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 281
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 335
Canadian Pacific Railway, 3.10%,
12/2/51  875 571
Canadian Pacific Railway, 4.70%,
5/1/48  500 438
CSX, 4.30%, 3/1/48  140 115
ERAC USA Finance, 5.40%,
5/1/53 (2) 250 239
FedEx, 4.40%, 1/15/47 (2) 500 393
FedEx, 4.55%, 4/1/46 (2) 800 647
Norfolk Southern, 4.837%, 10/1/41  250 231
Norfolk Southern, 5.35%, 8/1/54 (3) 250 237
3,559
Total Corporate Bonds (Cost
$161,372) 155,214
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.8%
Owned No Guarantee  1.3%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (2) 250 262
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (2) 790 839
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 849
Petroleos Mexicanos, 7.69%, 1/23/50  200 171
Saudi Arabian Oil, 5.75%, 7/17/54  530 506
2,627
Sovereign  4.5%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (2) 1,000 1,053
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (2) 370 359
Republic of Chile, 5.33%, 1/5/54  1,000 943
Republic of Chile, 5.65%, 1/13/37  610 635
Republic of Colombia, 4.125%,
5/15/51  200 128
Republic of Colombia, 8.75%,
11/14/53  200 212
Republic of Panama, 4.50%, 4/16/50  1,400 1,000
Republic of Panama, 4.50%, 1/19/63  200 137
Republic of Panama, 7.875%, 3/1/57  200 214
Republic of Peru, 3.00%, 1/15/34  800 688
Republic of Peru, 5.375%, 2/8/35  90 91
Republic of Poland, Series 30Y,
5.50%, 3/18/54  750 706
State of Qatar, 4.40%, 4/16/50 (2) 200 171

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
United Mexican States, 4.40%,
2/12/52  400 284
United Mexican States, 4.75%,
3/8/44  600 478
United Mexican States, 6.00%,
5/7/36  1,110 1,112
United Mexican States, 6.338%,
5/4/53  200 185
United Mexican States, 7.375%,
5/13/55  540 568
8,964
Total Foreign Government
Obligations & Municipalities (Cost
$11,540) 11,591
MUNICIPAL SECURITIES  6.5%
California  0.8%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 278
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 391
California, Build America, GO,
7.50%, 4/1/34  500 580
California, Various Purpose, GO,
5.20%, 3/1/43  350 341
1,590
District of Columbia  0.3%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 490
490
Florida  0.8%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 298
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 994
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 206
1,498
Georgia  1.1%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 510
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,611 1,694
2,204
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  175 186
186
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 86
86
Par/Shares $ Value
(Amounts in 000s)
‡
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 128
128
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 220
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 456
676
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 126
126
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 154
154
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 511
511
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 55
55
Texas  1.8%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 199
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 120
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 232
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 538
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 555
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 235
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,076
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 556
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 98
3,609
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,200
1,200

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 181
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 98
279
Total Municipal Securities (Cost
$13,607) 12,792
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.4%
U.S. Government Agency
Obligations  0.4%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 413
3.71%, 9/25/32  265 256
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$684) 669
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  8.0%
U.S. Treasury Obligations  8.0%
U.S. Treasury Bonds, 3.625%,
2/15/53  55 44
U.S. Treasury Bonds, 4.125%,
8/15/44  600 545
U.S. Treasury Bonds, 4.25%, 8/15/54  200 179
U.S. Treasury Bonds, 4.625%,
11/15/44  2,475 2,401
U.S. Treasury Bonds, 4.625%,
2/15/55  800 763
U.S. Treasury Bonds, 4.75%, 2/15/45  2,175 2,143
U.S. Treasury Bonds, 5.00%, 5/15/45  1,220 1,240
U.S. Treasury Notes, 4.00%,
3/31/30 (4) 1,610 1,632
U.S. Treasury Notes, 4.25%, 5/15/35  5,250 5,268
U.S. Treasury Notes, 4.625%,
2/15/35  1,670 1,727
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $15,774) 15,942
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve
Fund, 4.37% (5)(6) 625 625
Total Short-Term Investments
(Cost $625) 625
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 4.37% (5)(6) 205 205
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 205
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve
Fund, 4.37% (5)(6) 3,623 3,623
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 3,623
Total Securities Lending Collateral
(Cost $3,828) 3,828
Total Investments in
Securities 100.9%
(Cost $207,430) $ 200,661
Other Assets Less Liabilities
(0.9)% (1,707)
Net Assets 100.0% $ 198,954

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,901 and represents 8.0% of net assets.
(3) All or a portion of this security is on loan at August 31, 2025.
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 3,650 309 262 47
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/34 10,000 115 82 33
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 7,100 169 163 6
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 7,750 183 138 45
Total Centrally Cleared Credit Default Swaps, Protection Sold 131
Total Centrally Cleared Swaps 131
Net payments (receipts) of variation margin to date (145)
Variation margin receivable (payable) on centrally cleared swaps $ (14)

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 139 U.S. Treasury Long Bond contracts 12/25 15,881 $ 52
Short, 44 U.S. Treasury Notes five year contracts 12/25 (4,817) (12)
Short, 83 U.S. Treasury Notes ten year contracts 12/25 (9,338) (42)
Long, 88 Ultra U.S. Treasury Bonds contracts 12/25 10,258 (48)
Short, 96 Ultra U.S. Treasury Notes ten year contracts 12/25 (10,983) (43)
Net payments (receipts) of variation margin to date (38)
Variation margin receivable (payable) on open futures contracts $ (131)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ — $ — $ 11 ++
Totals $ — # $ — $ 11 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government Reserve Fund, 4.37% $ 3,703 ¤ ¤ $ 4,453
Total $ 4,453 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,453.

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E151-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 196,208 $ — $ 196,208
Short-Term Investments 625 — — 625
Securities Lending Collateral 3,828 — — 3,828
Total Securities 4,453 196,208 — 200,661
Swaps* — 131 — 131
Futures Contracts* 52 — — 52
Total $ 4,505 $ 196,339 $ — $ 200,844
Liabilities
Futures Contracts* $ 145 $ — $ — $ 145
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.